CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - Financial Assets and Liabilities - Narrative (Details) € in Millions, kr in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 DKK (kr)	Dec. 19, 2019 DKK (kr)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments		kr 149
CureVac
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other investments	€ 20	kr 149	kr 149